Leases (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest expenses	£ 11	£ 15	£ 28	£ 43	£ 36
Lease payments	(93)	(95)
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 464	£ 624	624	766	76
Additions					720
Transfer					77
Effect of modification to lease terms					(24)
Interest expenses			28	36	29
Lease payments			(188)	(178)	(112)
Balance at ending			£ 464	£ 624	£ 766